PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (Unaudited)
1
VY
®
Baron Growth Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK : 100.1%
Communication Services : 2.1%
317,000  Iridium
Communications, Inc.
$ 9,652,650
2.1
Consumer Discretionary : 16.6%
49,000
(1)
Bright Horizons Family
Solutions, Inc.
6,866,370
1.5
229,250  Choice Hotels
International, Inc.
29,871,275
6.4
1,226,106
(1)
Figs, Inc. - Class A
8,386,565
1.8
150,000
Krispy Kreme, Inc.
1,611,000
0.4
132,026  Red Rock Resorts, Inc.
- Class A
7,187,495
1.5
133,800
Vail Resorts, Inc.
23,320,002
5.0
77,242,707
16.6
Financials : 41.0%
358,000
(1)
Arch Capital Group
Ltd.
40,053,040
8.6
100,000
Carlyle Group, Inc.
4,306,000
0.9
97,000
Cohen & Steers, Inc.
9,307,150
2.0
39,886  FactSet Research
Systems, Inc.
18,341,577
4.0
30,325
Houlihan Lokey, Inc.
4,791,957
1.0
60,100  Kinsale Capital Group,
Inc.
27,980,757
6.0
22,065
Moelis & Co. - Class A
1,511,673
0.3
46,000
Morningstar, Inc.
14,679,520
3.2
81,850
MSCI, Inc.
47,712,820
10.2
84,900
Primerica, Inc.
22,511,235
4.8
191,195,729
41.0
Health Care : 10.0%
170,000
Bio-Techne Corp.
13,588,100
2.9
30,000
(1)
IDEXX Laboratories,
Inc.
15,156,600
3.3
11,100
(1)
Integer Holdings Corp.
1,443,000
0.3
4,700
(1)
Mettler-Toledo
International, Inc.
7,048,590
1.5
135,000
(1)
Neogen Corp.
2,269,350
0.5
24,000  West Pharmaceutical
Services, Inc.
7,203,840
1.5
46,709,480
10.0
Industrials : 6.3%
335,000
(1)
CoStar Group, Inc.
25,272,400
5.4
4,129,898
(2)(3)
Northvolt AB -
Restricted
269,627
0.1
60,000
(1)
Trex Co., Inc.
3,994,800
0.8
29,536,827
6.3
Information Technology : 18.3%
53,870
(1)
Altair Engineering, Inc.
- Class A
5,145,124
1.1
57,700
(1)
ANSYS, Inc.
18,384,951
3.9
18,500
(1)
Clearwater Analytics
Holdings, Inc. - Class A
467,125
0.1
85,150
(1)
Gartner, Inc.
43,150,614
9.3
92,000
(1)
Guidewire Software,
Inc.
16,830,480
3.6
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Information Technology: (continued)
45,000
(1)
nCino, Inc.
$ 1,421,550
0.3
85,399,844
18.3
Real Estate : 5.8%
58,000  Alexandria Real Estate
Equities, Inc.
6,887,500
1.5
241,452
Douglas Emmett, Inc.
4,242,312
0.9
304,000  Gaming and Leisure
Properties, Inc.
15,640,800
3.4
26,770,612
5.8
Total Common Stock
(Cost $85,460,715)
466,507,849
100.1
Shares RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : 0.2%
Mutual Funds : 0.2%
1,151,544
(4)
BlackRock Liquidity
Funds, FedFund,
Institutional Class,
4.830%
(Cost $1,151,544) $ 1,151,544 0.2
Total Short-Term
Investments
(Cost $1,151,544)
1,151,544
0.2
Total Investments in
Securities
(Cost $86,612,259) $ 467,659,393 100.3
Liabilities in Excess
of Other Assets (1,188,153) (0.3)
Net Assets $ 466,471,240 100.0
(1)
Non-income producing security.
(2)
For fair value measurement disclosure purposes, security is
categorized as Level 3, whose value was determined using
significant unobservable inputs.
(3)
Restricted security as to resale, excluding Rule 144A securities. As of September 30, 2024, the Portfolio held restricted securities with a fair value of $269,627 or 0.1% of net assets. Please refer to the table below for additional details.
(4)
Rate shown is the 7-day yield as of September 30, 2024.

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (Unaudited) (continued)
2
VY
®
Baron Growth Portfolio
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of September 30, 2024 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
September 30,
2024
Asset Table
Investments, at fair value
Common Stock
Communication Services $ 9,652,650 $ — $ — $ 9,652,650
Consumer Discretionary 77,242,707 — — 77,242,707
Financials 191,195,729 — — 191,195,729
Health Care 46,709,480 — — 46,709,480
Industrials 29,267,200 — 269,627 29,536,827
Information Technology 85,399,844 — — 85,399,844
Real Estate 26,770,612 — — 26,770,612
Total Common Stock 466,238,222 — 269,627 466,507,849
Short-Term Investments 1,151,544 — — 1,151,544
Total Investments, at fair value $ 467,389,766 $ — $ 269,627 $ 467,659,393
At September 30, 2024, VY
®
Baron Growth Portfolio held the following restricted securities:
Security Acquisition Date Acquisition Cost Fair Value
Northvolt AB - Restricted 9/21/2020 $ 651,737 $ 269,627
$ 651,737 $ 269,627
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 382,078,923
Gross Unrealized Depreciation (1,031,789)
Net Unrealized Appreciation $ 381,047,134